SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	12 Months Ended
Dec. 31, 2023
Investment Property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Right Of Use Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years